Note 7 - Commitments and Contingencies (Details Textual)	3 Months Ended	9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements	$ 158,700,000	$ 158,700,000
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year One	84,100,000	84,100,000
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Two	44,700,000	44,700,000
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Three	28,100,000	28,100,000
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Four	$ 1,800,000	1,800,000
Payments for Vessels Under Construction		$ 7,615,294	$ (0)
Eco Design Fuel Efficient Containerships [Member]
Number of Vessels Under Construction	2	2
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity	$ 76,100,000	$ 76,100,000
Payments for Vessels Under Construction	7,600,000
Construction of Vessel, Future Minimum Payments Due, Next Twelve Months	15,200,000	15,200,000
Construction of Vessel, Future Minimum Payments Due in Two Years	$ 53,300,000	$ 53,300,000